INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Provision for income tax, current
Federal	$ (800)	$ (759,428)
State	3,200	2,400
Total current	2,400	(757,028)
Provision for income tax, deferred
Federal	2,552,758	(525,815)
State	650,597	(96,157)
Change in valuation allowance	(3,203,355)	621,972
Total deferred	0	0
Income tax provision (benefit)	$ 2,400	$ (757,028)